ING INVESTORS TRUST

ING Wells Fargo Omega Growth Portfolio

(“Portfolio”)

Supplement dated May 28, 2010

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus, Institutional Class (“Class I”)

Prospectus, Service Class (“Class S”) Prospectus, and Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2010 (each a “Prospectus” and collectively “Prospectuses”)

Effective May 20, 2010, Thomas J. Pence and Michael T. Smith will serve as co-portfolio managers of the Portfolio replacing Aziz Hamzaogullari. The Portfolio’s Prospectuses are revised as follows:

1.

The section entitled “Portfolio Management” found on pages 132, 126, 130 and 110 of the summary section of the Portfolio’s Class ADV Prospectus, Class I Prospectus, Class S Prospectus, and Class S2 Prospectus, respectively, is deleted in its entirety and replaced with the following:

Investment Adviser	Sub-Adviser
ING Investments, LLC	Wells Capital Management Inc.
Portfolio Managers
Thomas J. Pence, CFA	Michael T. Smith, CFA
Portfolio Manager (since 05/10)	Portfolio Manager (since 05/10)

2.

The fifth and sixth paragraphs of the section entitled “Management of the Portfolios – ING Wells Fargo Health Care Portfolio, ING Wells Fargo Omega Growth Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio – ING Wells Capital Management Inc.” found on pages 165, 160, 164, and 142 of the statutory section of the Portfolio’s Class ADV Prospectus, Class I Prospectus, Class S Prospectus, and Class S2 Prospectus, respectively, are hereby deleted and replaced with the following:

The following individuals jointly share responsibility for the day-to-day management of ING Wells Fargo Omega Growth Portfolio.

Thomas J. Pence, CFA, Managing Director, Senior Portfolio Manager, joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Pence was a portfolio manager at Strong Capital Management (“SCM”) since October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management (“CCM”). While at CCM, Mr. Pence was responsible for managing all tax-exempt and taxable mid-cap equity portfolios as well as various mutual funds within the Conseco Fund Group.

Michael T. Smith, CFA, Portfolio Manager, has served as a portfolio manager for the Fundamental Growth Equity Team at Wells Capital Management since 2006. Mr. Smith also serves as a research analyst with primary responsibilities covering the health care sector. Mr. Smith came to Wells Capital Management from Strong Capital Management, having joined Strong in 2000. Prior to that, Mr. Smith was responsible for assisting in the research and portfolio management effort for Conseco Capital Management equity portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Wells Fargo Omega Growth Portfolio

(“Portfolio”)

Supplement dated May 28, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”), Service Class

(“Class S”), and Service 2 Class (“Class S2”) Statement of Additional Information (“SAI”)

dated April 30, 2010

Effective May 20, 2010, Thomas J. Pence and Michael T. Smith will serve as co-portfolio managers of the Portfolio replacing Aziz Hamzaogullari. All references to Aziz Hamzaogullari as Portfolio Manager of the Portfolio are hereby deleted and replaced with Thomas J. Pence and Michael T. Smith. The Portfolio’s SAI is amended to reflect the following:

1.

The sub-sections entitled “Sub-Adviser,” “Other Managed Accounts,” and “Portfolio Manager Ownership of Securities” of the section of the SAI entitled “Other Information About Portfolio Managers – Wells Fargo Omega Growth Portfolio” found on pages 199 and 200, respectively, of the SAI are hereby deleted and replaced with the following:

Sub-Adviser

Wells Capital Management Inc. (“Wells Capital Management”)

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2009.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Thomas J. Pence, CFA	12	$4,590,000,000	4	$44,000,000	185	$7,086,000,000
Michael T. Smith, CFA	3	$1,864,000,000	1	$11,000,000	70	$2,732,000,000

None of these accounts have an advisory fee based on performance.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of December 31, 2009, including by their family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Thomas J. Pence, CFA	None
Michael T. Smith, CFA	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE